WARRANTS	12 Months Ended
Dec. 31, 2021
Warrants
WARRANTS

NOTE 10 - WARRANTS

During the fourth quarter 2021, the Company issued 403,225 warrants for the purchase of common stock of the Company in conjunction with the sale of 403,225 shares of common stock for cash. These warrants expire in December 2024 and have an exercise price of $0.11 per share. During the fourth quarter 2021, the Company issued 25,512,212 warrants for the purchase of common stock of the Company in conjunction with the sale of 12,756,106 shares of common stock for cash and subscription receivable. These warrants expire in December 2024 and have an exercise price of $0.09 and $0.15 per share.

During the third quarter 2021, the Company issued 4,236,111 warrants for the purchase of common stock of the Company in conjunction with the sale of 4,361,111 shares of common stock for cash. These warrants expire in July and August 2026 and have an exercise price of $0.15 and $0.14 per share. During the third quarter 2021, the Company issued 1,000,000 warrants for the purchase of common stock of the Company in exchange for services as a member of the Board of Directors. These warrants expire in July 2024 and have an exercise price of $0.124 per share and have a cash-less exercise provision. These warrants were recorded at a total value of $34,382.

During the second quarter 2021, the Company issued 5,000,000 warrants for the purchase of common stock of the Company in conjunction with the sale of 10,000,000 shares of common stock for cash. These warrants expire in May 2026 and have an exercise price of $0.11 per share. During the second quarter 2021, the Company issued 5,000,000 warrants for the purchase of common stock of the Company in exchange for services as a member of the Board of Directors. These warrants expire in June 2024 and have an exercise price of $0.20 per share. The warrants were recorded at a total value of $87,249. During the second quarter 2021, the Company issued 3,000,000 warrants for the purchase of common stock of the Company in exchange for legal services. These warrants expire in May 2026 and have an exercise price of $0.10 per share. The warrants were recorded at a total value of $155,717.

During the second quarter 2021, the Company issued 1,000,000 warrants for the purchase of common stock of the Company in exchange for services. These warrants expire in May 2026 and have an exercise price of $0.10 per share. The warrants were recorded at a total value of $51,906 and vest 250,000 shares on May 20, 2021 and September 20, 2021, January 20, 2022 and May 20, 2022.

During the first quarter 2021, the Company issued 10,500,000 shares of common stock upon receipt of $525,000 in cash for the exercise of 10,500,000 warrants. During the first quarter 2021, the Company issued 6,500,000 shares of common stock in exchange for services valued at $325,000 for the exercise of 6,500,000 warrants.

In the first quarter 2021, the Company issued 1,100,000 warrants for the purchase of common stock of the Company in conjunction with the short term debt at the rate of 10 warrants for each $1 loaned. These warrants carry an expiration of thirty six months from issuance; an exercise price of $0.05 per share and are exercisable immediately. The warrants were recorded at a total value of $9,533.

In the first quarter 2021, the Company issued 5,000,000 warrants for services. These warrants carry an expiration of 60 months from issuance and an exercise price of $0.05 per share. The warrants were recorded at a total value of $40,600.

The method utilized to value the warrants was the Black-Scholes model with the following assumption ranges: Expected life - three or five years; stock price between $0.04 and $0.10; volatility between 60.51 and 31.56; exercise price between $0.05 and $0.2 and bond equivalent yield rate between 0.09% and 0.83%.

Curative Biotechnology, Inc

Notes to Financial Statements

NOTE 10 - WARRANTS, continued

During the 4th quarter 2020, the Company issued 4,550,000 warrants for the purchase of common stock of the Company in conjunction with the issuance of short term debt at the rate of 10 warrants for each $1 loaned. These warrants carry an expiration of thirty six months from issuance; an exercise price of $0.05 per share and are exercisable immediately. These warrants were valued at $54,555, and are being amortized to the maturity of the related debt.

During the 4th quarter 2020, the Company issued 6,750,000 warrants to two people for services. These warrants carry an expiration of 60 months from issuance and an exercise price of $0.05 per share. These warrants were valued at $44,135, and are being amortized over the service period.

The method utilized to value the warrants was the Black-Scholes model with the following assumption ranges: Expected life three years; stock price $0.03; volatility between 109.96 and 30.22; exercise price $0.05 and bond equivalent yield rate between 0.08% and 0.11%.